Restatement of Previously Issued Financial Statements (Details) - Schedule of statements of balance sheet - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 04, 2020
Balance Sheet
Total assets	$ 345,664,547	$ 346,569,722
Liabilities, redeemable non-controlling interest, and stockholders’ equity
Total current liabilities	226,250	292,647
Derivative warrant liabilities	31,712,669	40,685,669
Total liabilities	44,013,919	53,053,316
Stockholders' equity
Preferred stock 0 $0.0001 par value
Class A common stock - $0.0001 par value	483	565
Additional paid-in-capital	14,239,874	22,374,012
Accumulated deficit	(9,241,212)	(17,375,434)
Total stockholders' equity	5,000,008	5,000,006
Total liabilities and stockholders' equity	$ 345,664,547	346,569,722
As Previously Reported [Member]
Balance Sheet
Total assets		346,569,722	$ 346,748,913
Liabilities, redeemable non-controlling interest, and stockholders’ equity
Total current liabilities		292,647	324,077
Deferred underwriting commissions		12,075,000	12,075,000
Derivative warrant liabilities
Total liabilities		12,367,647	12,399,077
Class A common stock, $0.0001 par value; shares subject to possible redemption		329,202,070	329,349,830
Stockholders' equity
Preferred stock 0 $0.0001 par value
Class A common stock - $0.0001 par value		158	157
Class B common stock - $0.0001 par value		863	863
Additional paid-in-capital		5,223,769	5,076,010
Accumulated deficit		(224,785)	(77,024)
Total stockholders' equity		5,000,005	5,000,006
Total liabilities and stockholders' equity		346,569,722	346,748,913
Restatement Adjustment [Member]
Balance Sheet
Total assets
Liabilities, redeemable non-controlling interest, and stockholders’ equity
Derivative warrant liabilities		40,685,669	28,942,335
Total liabilities		40,685,669	28,942,335
Class A common stock, $0.0001 par value; shares subject to possible redemption		(40,685,670)	(28,942,330)
Stockholders' equity
Preferred stock 0 $0.0001 par value
Class A common stock - $0.0001 par value		407	289
Class B common stock - $0.0001 par value
Additional paid-in-capital		17,150,243	5,407,021
Accumulated deficit		(17,150,649)	(5,407,315)
Total stockholders' equity		1	(5)
Total liabilities and stockholders' equity
As Restated [Member]
Balance Sheet
Total assets		346,569,722	346,748,913
Liabilities, redeemable non-controlling interest, and stockholders’ equity
Total current liabilities		292,647	324,077
Deferred underwriting commissions		12,075,000	12,075,000
Derivative warrant liabilities		40,685,669	28,942,335
Total liabilities		53,053,316	41,341,412
Class A common stock, $0.0001 par value; shares subject to possible redemption		288,516,400	300,407,500
Stockholders' equity
Preferred stock 0 $0.0001 par value
Class A common stock - $0.0001 par value		565	446
Class B common stock - $0.0001 par value		863	863
Additional paid-in-capital		22,374,012	10,483,031
Accumulated deficit		(17,375,434)	(5,484,339)
Total stockholders' equity		5,000,006	5,000,001
Total liabilities and stockholders' equity		$ 346,569,722	$ 346,748,913